Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in goodwill by reportable segment for the years ended December 31, 2016 and 2015 are as follows:

(in millions)	Corporate(4)	Small Business(4)	Public	Other (1)	Consolidated
Balances as of December 31, 2014:
Goodwill	$2,617.3	$185.9	$1,265.4	$102.8	$4,171.4
Accumulated impairment charges	(1,571.4)	—	(354.1)	(28.3)	(1,953.8)
	1,045.9	185.9	911.3	74.5	2,217.6
2015 Activity:
Foreign currency translation	—	—	—	(22.4)	(22.4)
Acquisition (2)	—	—	—	305.2	305.2
	—	—	—	282.8	282.8
Balances as of December 31, 2015:
Goodwill	2,617.3	185.9	1,265.4	385.6	4,454.2
Accumulated impairment charges	(1,571.4)	—	(354.1)	(28.3)	(1,953.8)
	1,045.9	185.9	911.3	357.3	2,500.4
2016 Activity:
Foreign currency translation	—	—	—	(45.4)	(45.4)
CDW Advanced Services Allocation(3)	28.2	—	18.3	(46.5)	—
	28.2	—	18.3	(91.9)	(45.4)
Balances as of December 31, 2016:
Goodwill	2,645.5	185.9	1,283.7	293.7	4,408.8
Accumulated impairment charges	(1,571.4)	—	(354.1)	(28.3)	(1,953.8)
	$1,074.1	$185.9	$929.6	$265.4	$2,455.0

(1)	Other is comprised of Canada and CDW UK reporting units.

(2)	For further information regarding the addition to goodwill resulting from the Company’s acquisition of CDW UK, see Note 3 (Acquisition).

(3)	Effective January 1, 2016, the CDW Advanced Services business is included in the Company's Corporate, Small Business and Public segments.

Schedule of Finite-Lived Intangible Assets
The following table shows estimated useful lives of definite-lived intangible assets:

Classification	Estimated Useful Lives
Customer relationships and contracts	3 to 14 years
Trade name	generally 20 years
Internally developed software	2 to 5 years
Other	1 to 10 years
A summary of intangible assets at December 31, 2016 and 2015 is as follows:

(in millions)
December 31, 2016	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships and contracts	$2,084.6	$(1,322.7)	$761.9
Trade name	422.1	(195.2)	226.9
Internally developed software	142.6	(77.7)	64.9
Other	6.0	(4.1)	1.9
Total	$2,655.3	$(1,599.7)	$1,055.6

December 31, 2015
Customer relationships	$2,128.3	$(1,162.0)	$966.3
Trade name	422.3	(173.9)	248.4
Internally developed software	136.5	(77.7)	58.8
Other	5.8	(2.9)	2.9
Total	$2,692.9	$(1,416.5)	$1,276.4

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Estimated future amortization expense related to intangible assets for the next five years is as follows:

(in millions)
Years ending December 31,	Estimated Future Amortization Expense
2017	$213.7
2018	198.9
2019	181.4
2020	154.1
2021	70.8